                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03-31-01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels                St. Paul, MN       05-14-01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-01

Item 1                            Item 2   Item 3      Item 4         Item 5                     Item 6   Item 7      Item 8
                                  Title of             Market
Name of Issuer                    Class    CUSIP       Value          Shares          SH/PRN     Invstmt  Managers    Voting
                                                                                                 Discr                Authority
COMMON STOCK                                                                                                          SOLE
Abbott Laboratories               COM      002824100       2,548,260           54,000 SHR          SOLE                   54,000
ADC Telecom                       COM      000886101      17,816,000        2,096,000 SHR          SOLE                2,096,000
Aegon NV                          COM      007924103         223,043            7,628 SHR          SOLE                    7,628
Allstate Corp                     COM      020002101         587,160           14,000 SHR          SOLE                   14,000
Am Home Products                  COM      026609107       1,688,181           28,735 SHR          SOLE                   28,735
American Express                  COM      025816109       1,436,084           34,772 SHR          SOLE                   34,772
American Greetings                COM      026375105         486,010           45,850 SHR          SOLE                   45,850
American Int'l Group              COM      026874107         667,989            8,298 SHR          SOLE                    8,298
American Water Works              COM      030411102         322,500           10,000 SHR          SOLE                   10,000
Amgen                             COM      031162100         650,025           10,800 SHR          SOLE                   10,800
Anadarko Pete Corp                COM      032511107         509,146            8,110 SHR          SOLE                    8,110
Archer-Daniels                    COM      039483102         249,850           19,000 SHR          SOLE                   19,000
Assoc Banc Corp                   COM      045487105         301,245            9,060 SHR          SOLE                    9,060
AT & T                            COM      001957109         970,724           45,574 SHR          SOLE                   45,574
Automatic Data Proc               COM      053015103         543,800           10,000 SHR          SOLE                   10,000
Bank of America Corp              COM      060505104       2,516,689           45,967 SHR          SOLE                   45,967
Baxter International              COM      071813109      32,001,952          339,940 SHR          SOLE                  339,940
Bemis                             COM      081437105      18,682,713          564,603 SHR          SOLE                  564,603
BMC Industries                    COM      055607105       5,779,284        1,035,714 SHR          SOLE                1,035,714
BP PLC                            COM      055622104       5,510,546          111,055 SHR          SOLE                  111,055
Briggs & Stratton                 COM      109043109         268,590            7,000 SHR          SOLE                    7,000
Bristol-Myers Squibb              COM      110122108       5,280,660           88,900 SHR          SOLE                   88,900
Burlington Northern               COM      12189T104         920,210           30,290 SHR          SOLE                   30,290
Burlington Resources              COM      122014103       3,061,661           68,417 SHR          SOLE                   68,417
Cardinal Health                   COM      14149Y108         733,462            7,581 SHR          SOLE                    7,581
Ceridian                          COM      15677T106      12,046,275          651,150 SHR          SOLE                  651,150
Chevron                           COM      166751107       1,270,729           14,473 SHR          SOLE                   14,473

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-01


Item 1                            Item 2   Item 3      Item 4         Item 5                     Item 6   Item 7      Item 8
                                  Title of             Market                                                         Voting
Name of Issuer                    Class    CUSIP       Value          Shares          SH/PRN     Invstmt  Managers    Authority
                                                                                                 Discr                Sole
Citigroup Inc                     COM      173034109         293,448            6,524 SHR          SOLE                    6,524
Community First Bkshr             COM      203902101         600,094           29,726 SHR          SOLE                   29,726
Community First Bkshr             COM      203902101         377,304           18,690 SHR          SOLE                   18,690
Corning                           COM      219350105       8,068,066          389,950 SHR          SOLE                  389,950
Covance Inc.                      COM      222816100         783,850           61,000 SHR          SOLE                   61,000
Delta Air Lines                   COM      247361108         847,038           21,444 SHR          SOLE                   21,444
Deluxe Corp                       COM      248019101      14,931,154          630,805 SHR          SOLE                  630,805
Donaldson                         COM      257651109      21,485,450          805,000 SHR          SOLE                  805,000
Dupont                            COM      263534109         201,221            4,944 SHR          SOLE                    4,944
Eastman Kodak                     COM      277461109         210,699            5,282 SHR          SOLE                    5,282
Ecolab Inc                        COM      278865100      25,226,665          594,688 SHR          SOLE                  594,688
Edwards Lifesciences              COM      28176E108       1,147,560           58,549 SHR          SOLE                   58,549
E-Funds Corp                      COM      28224R101      10,619,956          551,686 SHR          SOLE                  551,686
Emerson Electric                  COM      291011104      32,061,440          517,120 SHR          SOLE                  517,120
Enron Corp                        COM      293561106       1,135,274           19,540 SHR          SOLE                   19,540
Exxon Mobil Corp                  COM      30231g102       3,250,530           40,130 SHR          SOLE                   40,130
Federal Natl Mtge                 COM      313586109         242,780            3,050 SHR          SOLE                    3,050
First Data Corp                   COM      319963104       1,611,334           26,986 SHR          SOLE                   26,986
Franklin Resources Inc            COM                        391,100           10,000 SHR          SOLE                   10,000
Freddie Mac Voting Shs            COM      313400301         505,674            7,800 SHR          SOLE                    7,800
G & K Services Cl A               COM      361268105       2,843,088          142,600 SHR          SOLE                  142,600
General Binding                   COM      369154109          85,000           10,000 SHR          SOLE                   10,000
General Electric                  COM      369604103       1,598,717           38,192 SHR          SOLE                   38,192
General Mills                     COM      370334104      26,369,932          613,112 SHR          SOLE                  613,112
Genuine Parts                     COM      372460105         362,740           14,000 SHR          SOLE                   14,000
Gillette Company                  COM      375766102         632,751           20,300 SHR          SOLE                   20,300
Graco Inc                         COM      384109104      35,369,950        1,263,212 SHR          SOLE                1,263,212
HB Fuller                         COM      359694106      19,144,970          454,480 SHR          SOLE                  454,480
Hershey                           COM      427866108         755,588           10,900 SHR          SOLE                   10,900
Hewlett-Packard                   COM      428236103         298,128            9,534 SHR          SOLE                    9,534

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-01



Item 1                            Item 2   Item 3      Item 4         Item 5                     Item 6   Item 7      Item 8
                                  Title of             Market                                                         Voting
Name of Issuer                    Class    CUSIP       Value          Shares          SH/PRN     Invstmt  Managers    Authority
                                                                                                 Discr                SOLE
Home Depot                        COM      437076102         771,490           17,900 SHR          SOLE                   17,900
Honeywell Inc                     COM      438516106      25,922,504          635,355 SHR          SOLE                  635,355
Hormel                            COM      440452100      25,265,560        1,297,000 SHR          SOLE                1,297,000
IBM                               COM      459200101       2,687,077           27,938 SHR          SOLE                   27,938
Ingersoll Rand                    COM      456866102         405,042           10,200 SHR          SOLE                   10,200
Intel                             COM      458140100       3,422,756          130,081 SHR          SOLE                  130,081
J.P. Morgan                       COM      616880100       1,244,134           27,709 SHR          SOLE                   27,709
Jefferson-Pilot                   COM      475070108         343,659            5,062 SHR          SOLE                    5,062
Johnson & Johnson                 COM      478160104      26,397,921          301,794 SHR          SOLE                  301,794
Kimberly-Clark                    COM      494368103       3,798,480           56,000 SHR          SOLE                   56,000
Lucent Tech                       COM      549463107         965,295           96,820 SHR          SOLE                   96,820
M.STNLY D. Witter                 COM                        214,000            4,000 SHR          SOLE                    4,000
Medtronic Inc                     COM      585055106      31,995,130          699,500 SHR          SOLE                  699,500
Merck & Co                        COM      589331107       2,290,814           30,182 SHR          SOLE                   30,182
Merrill Lynch                     COM      590188108       1,041,520           18,800 SHR          SOLE                   18,800
Microsoft                         COM      594918104         534,516            9,774 SHR          SOLE                    9,774
Minnesota Mining                  COM      604059105      33,622,144          323,601 SHR          SOLE                  323,601
Monsanto                          COM      611662107         308,264            6,120 SHR          SOLE                    6,120
Motorola                          COM      620076109       2,367,730          166,040 SHR          SOLE                  166,040
MTS Systems                       COM      553777103      15,882,234        1,746,500 SHR          SOLE                1,746,500
Murphy Oil                        COM      626717102         412,796            6,200 SHR          SOLE                    6,200
Newell Rubbermaid                 COM      651192106       1,199,125           45,250 SHR          SOLE                   45,250
Nokia                             COM      654902204         308,160           12,840 SHR          SOLE                   12,840
NRG Energy Inc                    COM      629377102         296,660            8,150 SHR          SOLE                    8,150
Pacific Centy Finl Corp.          COM      694058108         988,000           52,000 SHR          SOLE                   52,000
Patterson Dental                  COM      703412106       3,084,225          100,300 SHR          SOLE                  100,300
Pentair Inc                       COM      709631105       2,502,136           98,200 SHR          SOLE                   98,200
Pfizer Inc                        COM      717081103      30,545,015          745,910 SHR          SOLE                  745,910
Procter & Gamble                  COM      742718109         561,272            8,966 SHR          SOLE                    8,966
Providian Financial               COM      74406A102         368,464            7,512 SHR          SOLE                    7,512

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-01


Item 1                            Item 2   Item 3      Item 4         Item 5                     Item 6   Item 7      Item 8
                                  Title of             Market                                                         Voting
Name of Issuer                    Class    CUSIP       Value          Shares          SH/PRN     Invstmt  Managers    Authority
                                                                                                 Discr                SOLE
Qwest Communications              COM      749121109       1,008,949           28,786 SHR          SOLE                   28,786
Royal Dutch Petrol                COM      780257804       1,591,128           28,700 SHR          SOLE                   28,700
SAFECO Corp                       COM      786429100         243,822            8,650 SHR          SOLE                    8,650
SBC Communications                COM      78387G103         283,534            6,353 SHR          SOLE                    6,353
Schlumberger Ltd                  COM      806857108       3,783,249           65,670 SHR          SOLE                   65,670
Service Master                    COM      81760N109         649,094           57,800 SHR          SOLE                   57,800
Sigma Aldrich                     COM      826552101       1,053,250           22,000 SHR          SOLE                   22,000
Silicon Graphics                  COM      827056102          39,400           10,000 SHR          SOLE                   10,000
SNAP ON Inc.                      COM      833034101         806,624           27,700 SHR          SOLE                   27,700
St. Jude Medical                  COM      790849103      22,091,532          410,242 SHR          SOLE                  410,242
St. Paul Cos                      COM      792860108      28,844,513          654,813 SHR          SOLE                  654,813
Sturm Ruger                       COM      864159108         235,680           24,000 SHR          SOLE                   24,000
Super Valu                        COM      868536103      16,107,306        1,208,350 SHR          SOLE                1,208,350
Target Corp                       COM      87612E106      40,342,491        1,118,140 SHR          SOLE                1,118,140
TCF Financial                     COM      872275102      29,701,655          785,966 SHR          SOLE                  785,966
Toro                              COM      891092108      23,257,968          505,608 SHR          SOLE                  505,608
Tyco                              COM      902124106         259,380            6,000 SHR          SOLE                    6,000
United Healthcare                 COM      910581107         669,638           11,300 SHR          SOLE                   11,300
US Bancorp                        COM      902973304      31,879,934        1,374,135 SHR          SOLE                1,374,135
Valspar                           COM      920355104      18,447,383          642,990 SHR          SOLE                  642,990
Verizon Comm                      COM      92343v104       3,433,104           69,637 SHR          SOLE                   69,637
Waste Mgmt Inc Del                COM      94106L109         703,950           28,500 SHR          SOLE                   28,500
Wells Fargo & Co                  COM      669380107      43,154,314          872,333 SHR          SOLE                  872,333
Weyerhaeuser                      COM      962166104      14,145,015          278,500 SHR          SOLE                  278,500
Xcel Energy Inc.                  COM                        303,991           10,096 SHR          SOLE                   10,096


                                                         831,307,314       26,698,134                                 26,698,134


                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-01

Item 1                            Item 2   Item 3        Item 4            Item 5                Item 6   Item 7      Item 8
                                  Title of               Market                                                       Voting
Name of Issuer                    Class    CUSIP         Value             Shares     SH/PRN     Invstmt  Managers    Authority
                                                                                                 Discr                SOLE
PREFERRED STOCK

Barclays Pfd. E                            06738C83          438,430           17,000 SHR          SOLE                   17,000


PREFERRED STOCK SUBTOTAL                                     438,430           17,000                                     17,000

MUTUAL FUNDS

Acorn Fund                                 53015P403         170,299           10,435 SHR          SOLE                   10,435
Dean Witter US Govt Sec                    616969200          93,136           10,360 SHR          SOLE                   10,360
New Perspective Fund                       648018109         218,932            9,800 SHR          SOLE                    9,800
PW Pace Gov't Sec. Fixed Incom                               165,082           12,999 SHR          SOLE                   12,999
SIT Mid Cap Growth Fund                    829796101         136,644           11,800 SHR          SOLE                   11,800
SIT MN Tax Free Income Fund                82979K100         418,860           41,844 SHR          SOLE                   41,844
Vanguard Index Tr 500                      922908108         296,819            2,772 SHR          SOLE                    2,772
Wells Fargo Equity Income Fund                               235,260            6,000 SHR          SOLE                    6,000

MUTUAL FUND SUBTOTAL                                       1,735,033          106,010                                    106,010

GRAND TOTALS                                             833,480,777       26,821,144                                 26,821,144
